COST OF SALES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Cost Of Sales [Abstract]
Write-downs and provisions in relation to excess and obsolete inventories and biological assets	$ 4,218	$ 5,483